Measurement of financial assets and liabilities - Level 3 financial instruments (Details) - At fair value - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loans
Reconciliation of movements in level 3 assets measured at fair value
Balance at 1 Jan	$ 364
Balance at 31 Dec	344	$ 364
Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Balance at 1 Jan	81,002
Balance at 31 Dec	89,558	81,002
Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Balance at 1 Jan	73,804
Balance at 31 Dec	92,051	73,804
Level 3
Reconciliation of movements in level 3 assets measured at fair value
Balance at 1 Jan	3,154	2,904
Total gain (loss) in income statement	120	222
Exchange differences recorded in other comprehensive income	51	(32)
Purchases and other additions	2,436	464
Sales, maturities and capital distribution	(368)	(404)
Transfers out of Level 3	(14)
Balance at 31 Dec	5,379	3,154
Net unrealised (loss) gains on financial instruments held at the end of the year	121	(143)
Level 3 | Loans
Reconciliation of movements in level 3 assets measured at fair value
Balance at 1 Jan	0
Balance at 31 Dec	0	0
Level 3 | Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Balance at 1 Jan	3,117	2,864
Total gain (loss) in income statement	118	219
Exchange differences recorded in other comprehensive income	47	(31)
Purchases and other additions	2,376	462
Sales, maturities and capital distribution	(367)	(397)
Transfers out of Level 3	(14)
Balance at 31 Dec	5,277	3,117
Net unrealised (loss) gains on financial instruments held at the end of the year	119	(146)
Level 3 | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Balance at 1 Jan	37	40
Total gain (loss) in income statement	2	3
Exchange differences recorded in other comprehensive income	4	(1)
Purchases and other additions	60	2
Sales, maturities and capital distribution	(1)	(7)
Transfers out of Level 3	0
Balance at 31 Dec	102	37
Net unrealised (loss) gains on financial instruments held at the end of the year	$ 2	$ 3